Employee Defined Benefit Plans - Schedule of Net Employee Defined Benefit Liability (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Net defined benefit pension asset	$ 87.4	$ 75.0
Net employee defined benefit liability	(18.9)	(22.4)
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit pension asset	87.4	75.0
Net employee defined benefit liability	(1.5)	(6.4)
Post employment benefit plans
Disclosure of defined benefit plans [line items]
Net employee defined benefit liability	$ (17.4)	$ (16.0)